Discontinued Operations - Disclosure of Analysis of Cash-Flows from Discontinued Operations (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Discontinued Operations [Abstract]
Net cash generated from / (used in) operating activities	€ 0	€ (5,097)	€ (3,552)
Net cash generated from / (used in) investing activities	0	0	0
Net cash generated from / (used in) financing activities	0	0	0
Net cash flows from discontinued operations	€ 0	€ (5,097)	€ (3,552)